            INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT
                          OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D.C. 20549
                   Report for the Period Ended June 30, 1999


                                                     ____
                      If amended report check here: /____/

Name of Institutional Investment Manager:

Westchester Capital Management, Inc.     13F File No.:
--------------------------------------------------------------------------------
Business Address:
100 Summit Lake Drive   Valhalla    New York     10595
--------------------------------------------------------------------------------
      Street              City        State       Zip

Name, Phone No. and Title of Person Duly Authorized to Submit This Report:
Frederick W. Green, (914) 741-5600, President

ATTENTION--Intentional misstatements or omissions of facts constitute Federal Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff (a).

      The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

      Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the Town of Valhalla and State of New York as of the 10th day of August, 1999.

                                      Westchester Capital Management, Inc.
                                      ----------------------------------------
                                      (Name of Institutional Investment Manager)


                                      /s/Frederick W. Green
                                      ----------------------------------------
                                      (Manual Signature of Person Duly
                                      Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report). (List in alphabetical order.)


      13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


Name:                                                       13F File No.
1.______________________________________________________________________________
2.______________________________________________________________________________
3.______________________________________________________________________________
4.______________________________________________________________________________

FORM 13F
Westchester Capital Management, Inc.
June 30, 1999

                                                                                                         Item 5
Item 1                                       Item 2              Item 3            Item 4               Shares or
Name of Issuer                           Title of Class           CUSIP       Fair Market Value      Principal Amount

Equities

COMMON STOCK
Abacus Direct Corporation                 COMMON STOCK           002553105          2,177,700            23,800
Abacus Direct Corporation                 COMMON STOCK           002553105          3,824,700            41,800
Albertson's, Inc.                         COMMON STOCK           013104104          1,949,062            37,800
American International Group, Inc.        COMMON STOCK           026874107          3,745,883            31,999
Alcatel SA  ADR                           COMMON STOCK           013904305            185,005             6,520
America Online, Inc.                      COMMON STOCK           02364J104          3,513,900            31,800
At Home Corporation                       COMMON STOCK           045919107          3,144,233            58,294
Avondale Industries, Inc.                 COMMON STOCK           054350103         13,837,200           354,800
Avondale Industries, Inc.                 COMMON STOCK           054350103          4,017,000           103,000
ALZA Corporation                          COMMON STOCK           022615108         13,949,925           274,200
ALZA Corporation                          COMMON STOCK           022615108          5,677,650           111,600
Bank of Commerce                          COMMON STOCK           061589107          1,501,637            73,700
Bank of Commerce                          COMMON STOCK           061589107          2,752,662           135,100
Broadcast.com Inc.                        COMMON STOCK           111310108         26,432,019           197,900
Broadcast.com Inc.                        COMMON STOCK           111310108         10,404,519            77,900
Baker Hughes, Inc.                        COMMON STOCK           057224107          1,474,000            44,000
BMC Software, Inc.                        COMMON STOCK           055921100          1,260,900            23,350
Ballard Medical Products                  COMMON STOCK           058566100         14,803,437           635,000
Ballard Medical Products                  COMMON STOCK           058566100          5,420,156           232,500
BP Amoco plc ADR                          COMMON STOCK           055622104          3,368,925            31,050
Berkshire Hathaway, Inc. Class B          COMMON STOCK           084670207          2,503,137             1,113
Citigroup Inc.                            COMMON STOCK           172967101          4,125,375            86,850
Cadence Design Systems, Inc.              COMMON STOCK           127387108            900,150            70,600
Celanese Canada, Inc.                     COMMON STOCK           150839108          7,291,305           395,000
Celanese Canada, Inc.                     COMMON STOCK           150839108          4,193,885           227,200
The Coleman Company, Inc.                 COMMON STOCK           193559101            817,500            87,200
The Coleman Company, Inc.                 COMMON STOCK           193559101            531,750            56,720
The Clorox Company                        COMMON STOCK           189054109          2,713,678            25,406
Coltec Industries, Inc.                   COMMON STOCK           196879100          5,356,812           247,000
Coltec Industries, Inc.                   COMMON STOCK           196879100          1,596,200            73,600
Cisco Systems, Inc.                       COMMON STOCK           17275R102          2,425,845            37,610
Case Corporation                          COMMON STOCK           14743R103         15,164,187           315,100
Case Corporation                          COMMON STOCK           14743R103          4,379,375            91,000
Cintas Corporation                        COMMON STOCK           172908105          1,542,222            22,954
Century Communications Corp.              COMMON STOCK           156503104          8,155,800           177,300
Century Communications Corp.              COMMON STOCK           156503104          3,183,200            69,200
Danaher Corporation                       COMMON STOCK           235851102          2,034,375            35,000
Emerald Financial Corp.                   COMMON STOCK           290927102          1,279,687            65,000
Executive Risk Inc.                       COMMON STOCK           301586103         18,586,156           218,500
Executive Risk Inc.                       COMMON STOCK           301586103          6,643,381            78,100
EVEREN Capital Corporation                COMMON STOCK           299761106         10,550,644           353,900
EVEREN Capital Corporation                COMMON STOCK           299761106          3,923,325           131,600
First Liberty Financial Corp.             COMMON STOCK           320691108          3,488,900           111,200
First Liberty Financial Corp.             COMMON STOCK           320691108          3,742,253           119,275
Frontier Corporation                      COMMON STOCK           35906P105         22,523,250           381,750
Frontier Corporation                      COMMON STOCK           35906P105          7,569,700           128,300
Firstar Corporation                       COMMON STOCK           33763V109          3,145,800           112,350
Gulfstream Aerospace Corporation          COMMON STOCK           402734107         25,869,681           382,900
Gulfstream Aerospace Corporation          COMMON STOCK           402734107          9,600,631           142,100
Global Crossing Ltd.                      COMMON STOCK             2285065          6,024,977           141,556
Global Crossing Ltd.                      COMMON STOCK             2285065          3,728,475            87,600
General Electric Company                  COMMON STOCK           369604103          2,382,266            21,082
Harrah's Entertainment, Inc.              COMMON STOCK           413619107          1,221,000            55,500
Holophane  Corporation                    COMMON STOCK           43645B106          9,024,187           236,700
Holophane  Corporation                    COMMON STOCK           43645B106          3,507,500            92,000
Honeywell, Inc.                           COMMON STOCK           438506107         16,604,887           143,300
Honeywell, Inc.                           COMMON STOCK           438506107          7,010,437            60,500
International Comfort Products Corp.      COMMON STOCK           458978103          7,672,437           674,500
International Comfort Products Corp.      COMMON STOCK           458978103          3,362,450           295,600
International Paper Company               COMMON STOCK           460146103            611,050            12,100
Kerr-McGee Corporation                    COMMON STOCK           492386107          1,588,434            31,650
Knoll, Inc.                               COMMON STOCK           498904101          8,490,712           318,900
Knoll, Inc.                               COMMON STOCK           498904101          2,830,237           106,300
King World Productions, Inc.              COMMON STOCK           495667107          5,350,681           153,700
King World Productions, Inc.              COMMON STOCK           495667107          3,025,206            86,900
Level One Communications, Incorporated    COMMON STOCK           527295109         11,519,887           235,400
Level One Communications, Incorporated    COMMON STOCK           527295109          3,841,594            78,500
Lifeline Systems, Inc.                    COMMON STOCK           532192101            577,500            30,000
Lowe's Companies, Inc.                    COMMON STOCK           548661107            725,600            12,800
Lucent Technologies, Inc.                 COMMON STOCK           549463107         11,520,854           170,837
Life USA Holding, Inc.                    COMMON STOCK           531918209          1,520,775            75,100
Mattel, Inc.                              COMMON STOCK           577081102          1,840,050            69,600
McKesson HBOC, Inc.                       COMMON STOCK           58155Q103            594,312            18,500
Medtronic, Inc.                           COMMON STOCK           585055106          3,179,948            40,834
MacMillan Bloedel Limited                 COMMON STOCK           554783209         16,839,000           935,500
MacMillan Bloedel Limited                 COMMON STOCK           554783209          5,148,000           286,000
Mercantile Bancorporation                 COMMON STOCK           587342106          2,764,850            48,400
Nalco Chemical Company                    COMMON STOCK           629853102         12,465,562           240,300
Nalco Chemical Company                    COMMON STOCK           629853102          4,461,250            86,000
Nortel Networks Corporation               COMMON STOCK           665815106          3,897,881            44,900
Newell  Rubbermaid Co.                    COMMON STOCK           651192106          2,670,495            57,430
Omnipoint Corporation                     COMMON STOCK           68212D102          3,165,762           109,400
Omnipoint Corporation                     COMMON STOCK           68212D102          3,463,819           119,700
Banc One Corp.                            COMMON STOCK           059438101          1,562,384            26,231
Outdoor Systems, Inc.                     COMMON STOCK           690057104          5,391,050           147,700
Outdoor Systems, Inc.                     COMMON STOCK           690057104          2,354,250            64,500
Placer Dome  Inc.                         COMMON STOCK           725906101            969,511            82,075
Paymentech, Inc.                          COMMON STOCK           704384106          1,015,000            40,000
Paymentech, Inc.                          COMMON STOCK           704384106          2,283,750            90,000
Qwest Communications Int'l, Inc.          COMMON STOCK           749121109          2,116,000            64,000
Republic Banking Corporation of Florida   COMMON STOCK           760322107          1,280,125            66,500
Richfood Holdings, Inc.                   COMMON STOCK           763408101         13,507,800           766,400
Richfood Holdings, Inc.                   COMMON STOCK           763408101          4,799,287           272,300
Republic New York Corporation             COMMON STOCK           760719104         34,059,656           499,500
Republic New York Corporation             COMMON STOCK           760719104         11,223,662           164,600
Raychem Corporation                       COMMON STOCK           754603108         13,619,700           368,100
Raychem Corporation                       COMMON STOCK           754603108          4,898,800           132,400
Sterling Commerce, Inc.                   COMMON STOCK           859205106            284,298             7,789
SkyTel Communications, Inc.               COMMON STOCK           83087Q104          8,117,469           387,700
SkyTel Communications, Inc.               COMMON STOCK           83087Q104          4,719,312           225,400
Schlumberger Limited                      COMMON STOCK           806857108          2,859,569            44,900
Synopsys, Inc.                            COMMON STOCK           871607107            897,349            16,260
Smurfit-Stone Container Corp.             COMMON STOCK           832727101          1,514,428            73,650
SunTrust Banks, Inc.                      COMMON STOCK           867914103          2,531,691            36,460
Syratech Corporation                      COMMON STOCK           871824108            588,432            73,554
AT&T Corp.                                COMMON STOCK           001957109            646,030            11,575
Transamerica Corporation                  COMMON STOCK           893485102         38,925,000           519,000
Transamerica Corporation                  COMMON STOCK           893485102         13,200,000           176,000
TCA Cable TV, Inc.                        COMMON STOCK           872241104         12,515,250           225,500
TCA Cable TV, Inc.                        COMMON STOCK           872241104          5,661,000           102,000
TXU Company                               COMMON STOCK           882848104            112,324             2,723
Tyco International Ltd.                   COMMON STOCK           902124106          2,536,931            26,775
U.S. Foodservice, Inc.                    COMMON STOCK           90331R101          1,512,974            35,495
MediaOne Group, Inc.                      COMMON STOCK           58440J104         16,927,750           227,600
MediaOne Group, Inc.                      COMMON STOCK           58440J104          6,693,750            90,000
UST Corp.                                 COMMON STOCK           902900109         13,703,250           453,000
UST Corp.                                 COMMON STOCK           902900109          5,036,625           166,500
US WEST, Inc.                             COMMON STOCK           91273H101         10,105,000           172,000
US WEST, Inc.                             COMMON STOCK           91273H101          1,762,500            30,000
United Technologies Corporation           COMMON STOCK           913017109            800,032            11,160
Vodafone AirTouch plc ADR                 COMMON STOCK           92857T107         37,912,650           192,450
Vodafone AirTouch plc ADR                 COMMON STOCK           92857T107         17,838,350            90,550
Wachovia Corportion                       COMMON STOCK           929771103            262,249             3,065
Whittaker Corporation                     COMMON STOCK           966680407         12,880,000           460,000
Whittaker Corporation                     COMMON STOCK           966680407          4,788,000           171,000
Washington Mutual, Inc.                   COMMON STOCK           939322103            594,300            16,800
Williams Companies, Inc.                  COMMON STOCK           969457100            850,441            19,981
Waste Management, Inc.                    COMMON STOCK           94106L109            860,000            16,000
Yahoo! Inc.                               COMMON STOCK           984332106          2,697,090            15,658


Fixed Income

CORPORATE BONDS
Republic Engineered Steels 9.875%         CORPORATE BONDS        760391AA0          8,338,400         8,000,000
due 12-15-01
Republic Engineered Steels 9.875%         CORPORATE BONDS        760391AA0          2,084,600         2,000,000
due 12-05-01


Total                                                                             819,748,823


                                                Item 6                          Item 8
   Item 1                                     Investment        Item 7          Voting
Name of Issuer                                Discretion       Managers        Authority
Equities

COMMON STOCK
Abacus Direct Corporation                     (a) Sole                        (a) Sole
Abacus Direct Corporation                     (b) Shared                      (a) Sole
Albertson's, Inc.                             (b) Shared                      (a) Sole
American International Group, Inc.            (b) Shared                      (a) Sole
Alcatel SA  ADR                               (b) Shared                      (a) Sole
America Online, Inc.                          (b) Shared                      (a) Sole
At Home Corporation                           (b) Shared                      (a) Sole
Avondale Industries, Inc.                     (a) Sole                        (a) Sole
Avondale Industries, Inc.                     (b) Shared                      (a) Sole
ALZA Corporation                              (a) Sole                        (a) Sole
ALZA Corporation                              (b) Shared                      (a) Sole
Bank of Commerce                              (a) Sole                        (a) Sole
Bank of Commerce                              (b) Shared                      (a) Sole
Broadcast.com Inc.                            (a) Sole                        (a) Sole
Broadcast.com Inc.                            (b) Shared                      (a) Sole
Baker Hughes, Inc.                            (b) Shared                      (a) Sole
BMC Software, Inc.                            (b) Shared                      (a) Sole
Ballard Medical Products                      (a) Sole                        (a) Sole
Ballard Medical Products                      (b) Shared                      (a) Sole
BP Amoco plc ADR                              (b) Shared                      (a) Sole
Berkshire Hathaway, Inc. Class B              (b) Shared                      (a) Sole
Citigroup Inc.                                (b) Shared                      (a) Sole
Cadence Design Systems, Inc.                  (b) Shared                      (a) Sole
Celanese Canada, Inc.                         (a) Sole                        (a) Sole
Celanese Canada, Inc.                         (b) Shared                      (a) Sole
The Coleman Company, Inc.                     (a) Sole                        (a) Sole
The Coleman Company, Inc.                     (b) Shared                      (a) Sole
The Clorox Company                            (b) Shared                      (a) Sole
Coltec Industries, Inc.                       (a) Sole                        (a) Sole
Coltec Industries, Inc.                       (b) Shared                      (a) Sole
Cisco Systems, Inc.                           (b) Shared                      (a) Sole
Case Corporation                              (a) Sole                        (a) Sole
Case Corporation                              (b) Shared                      (a) Sole
Cintas Corporation                            (b) Shared                      (a) Sole
Century Communications Corp.                  (a) Sole                        (a) Sole
Century Communications Corp.                  (b) Shared                      (a) Sole
Danaher Corporation                           (b) Shared                      (a) Sole
Emerald Financial Corp.                       (b) Shared                      (a) Sole
Executive Risk Inc.                           (a) Sole                        (a) Sole
Executive Risk Inc.                           (b) Shared                      (a) Sole
EVEREN Capital Corporation                    (a) Sole                        (a) Sole
EVEREN Capital Corporation                    (b) Shared                      (a) Sole
First Liberty Financial Corp.                 (a) Sole                        (a) Sole
First Liberty Financial Corp.                 (b) Shared                      (a) Sole
Frontier Corporation                          (a) Sole                        (a) Sole
Frontier Corporation                          (b) Shared                      (a) Sole
Firstar Corporation                           (b) Shared                      (a) Sole
Gulfstream Aerospace Corporation              (a) Sole                        (a) Sole
Gulfstream Aerospace Corporation              (b) Shared                      (a) Sole
Global Crossing Ltd.                          (a) Sole                        (a) Sole
Global Crossing Ltd.                          (b) Shared                      (a) Sole
General Electric Company                      (b) Shared                      (a) Sole
Harrah's Entertainment, Inc.                  (b) Shared                      (a) Sole
Holophane  Corporation                        (a) Sole                        (a) Sole
Holophane  Corporation                        (b) Shared                      (a) Sole
Honeywell, Inc.                               (a) Sole                        (a) Sole
Honeywell, Inc.                               (b) Shared                      (a) Sole
International Comfort Products Corp.          (a) Sole                        (a) Sole
International Comfort Products Corp.          (b) Shared                      (a) Sole
International Paper Company                   (b) Shared                      (a) Sole
Kerr-McGee Corporation                        (b) Shared                      (a) Sole
Knoll, Inc.                                   (a) Sole                        (a) Sole
Knoll, Inc.                                   (b) Shared                      (a) Sole
King World Productions, Inc.                  (a) Sole                        (a) Sole
King World Productions, Inc.                  (b) Shared                      (a) Sole
Level One Communications, Incorporated        (a) Sole                        (a) Sole
Level One Communications, Incorporated        (b) Shared                      (a) Sole
Lifeline Systems, Inc.                        (b) Shared                      (a) Sole
Lowe's Companies, Inc.                        (b) Shared                      (a) Sole
Lucent Technologies, Inc.                     (b) Shared                      (a) Sole
Life USA Holding, Inc.                        (b) Shared                      (a) Sole
Mattel, Inc.                                  (b) Shared                      (a) Sole
McKesson HBOC, Inc.                           (b) Shared                      (a) Sole
Medtronic, Inc.                               (b) Shared                      (a) Sole
MacMillan Bloedel Limited                     (a) Sole                        (a) Sole
MacMillan Bloedel Limited                     (b) Shared                      (a) Sole
Mercantile Bancorporation                     (b) Shared                      (a) Sole
Nalco Chemical Company                        (a) Sole                        (a) Sole
Nalco Chemical Company                        (b) Shared                      (a) Sole
Nortel Networks Corporation                   (b) Shared                      (a) Sole
Newell  Rubbermaid Co.                        (b) Shared                      (a) Sole
Omnipoint Corporation                         (a) Sole                        (a) Sole
Omnipoint Corporation                         (b) Shared                      (a) Sole
Banc One Corp.                                (b) Shared                      (a) Sole
Outdoor Systems, Inc.                         (a) Sole                        (a) Sole
Outdoor Systems, Inc.                         (b) Shared                      (a) Sole
Placer Dome  Inc.                             (b) Shared                      (a) Sole
Paymentech, Inc.                              (a) Sole                        (a) Sole
Paymentech, Inc.                              (b) Shared                      (a) Sole
Qwest Communications Int'l, Inc.              (b) Shared                      (a) Sole
Republic Banking Corporation of Florida       (b) Shared                      (a) Sole
Richfood Holdings, Inc.                       (a) Sole                        (a) Sole
Richfood Holdings, Inc.                       (b) Shared                      (a) Sole
Republic New York Corporation                 (a) Sole                        (a) Sole
Republic New York Corporation                 (b) Shared                      (a) Sole
Raychem Corporation                           (a) Sole                        (a) Sole
Raychem Corporation                           (b) Shared                      (a) Sole
Sterling Commerce, Inc.                       (b) Shared                      (a) Sole
SkyTel Communications, Inc.                   (a) Sole                        (a) Sole
SkyTel Communications, Inc.                   (b) Shared                      (a) Sole
Schlumberger Limited                          (b) Shared                      (a) Sole
Synopsys, Inc.                                (b) Shared                      (a) Sole
Smurfit-Stone Container Corp.                 (b) Shared                      (a) Sole
SunTrust Banks, Inc.                          (b) Shared                      (a) Sole
Syratech Corporation                          (a) Sole                        (a) Sole
AT&T Corp.                                    (b) Shared                      (a) Sole
Transamerica Corporation                      (a) Sole                        (a) Sole
Transamerica Corporation                      (b) Shared                      (a) Sole
TCA Cable TV, Inc.                            (a) Sole                        (a) Sole
TCA Cable TV, Inc.                            (b) Shared                      (a) Sole
TXU Company                                   (b) Shared                      (a) Sole
Tyco International Ltd.                       (b) Shared                      (a) Sole
U.S. Foodservice, Inc.                        (b) Shared                      (a) Sole
MediaOne Group, Inc.                          (a) Sole                        (a) Sole
MediaOne Group, Inc.                          (b) Shared                      (a) Sole
UST Corp.                                     (a) Sole                        (a) Sole
UST Corp.                                     (b) Shared                      (a) Sole
US WEST, Inc.                                 (a) Sole                        (a) Sole
US WEST, Inc.                                 (b) Shared                      (a) Sole
United Technologies Corporation               (b) Shared                      (a) Sole
Vodafone AirTouch plc ADR                     (a) Sole                        (a) Sole
Vodafone AirTouch plc ADR                     (b) Shared                      (a) Sole
Wachovia Corportion                           (b) Shared                      (a) Sole
Whittaker Corporation                         (a) Sole                        (a) Sole
Whittaker Corporation                         (b) Shared                      (a) Sole
Washington Mutual, Inc.                       (b) Shared                      (a) Sole
Williams Companies, Inc.                      (b) Shared                      (a) Sole
Waste Management, Inc.                        (b) Shared                      (a) Sole
Yahoo! Inc.                                   (b) Shared                      (a) Sole


Fixed Income

CORPORATE BONDS
Republic Engineered Steels 9.875%             (a) Sole                        (a) Sole
due 12-15-01
Republic Engineered Steels 9.875%             (b) Shared                      (a) Sole
due 12-05-01


Total